Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	PRER14A
Amendment Flag	true
Entity Registrant Name	AMARIN CORP PLC\UK
Entity Central Index Key	0000897448
Amendment Description	EXPLANATORY NOTE REGARDING REVISED PRELIMINARY PROXY STATEMENT On March 28, 2025 Amarin Corporation plc (the “Company”), filed with the Securities and Exchange Commission (the “SEC”) a proxy statement (the “Preliminary Proxy Statement”) in respect of the Company’s 2025 Annual General Meeting of Shareholders (the “Annual General Meeting”). Recent Developments Since the filing of the Preliminary Proxy Statement, there have been developments regarding the Board of Directors (the “Board”) of the Company. We are reaching out to you to describe these recent events and to revise portions of the Preliminary Proxy Statement as set forth in this revised proxy statement (this “Revised Preliminary Proxy Statement”). On March 19, 2025, Bradley L. Radoff and Michael Torok, the Managing Director of JEC Capital Partners, (together with certain of their affiliates, the “Concerned Shareholder Group”) issued an open letter to the Board. Following engagement with the Concerned Shareholder Group, on April 4, 2025, the Board appointed Mr. Torok as a director of the Company, effective as of April 4, 2025.